NOTES PAYABLE - Loan and Equity Purchase Facility Agreement (Details)			3 Months Ended		12 Months Ended
	Feb. 06, 2025 shares	Dec. 06, 2024 USD ($) item $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 16, 2025 USD ($)
NOTES PAYABLE
Aggregate value of share issued | $			$ 2,198,443	$ 12,000	$ 12,000	$ 1,565,228
Common stock par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued	125,000
Number of authorized share capital			245,000,000		70,000,000	70,000,000
Roth CH Acquisition V Co
NOTES PAYABLE
Common stock par value | $ / shares		$ 0.0001
Number of shares issued		1,125,000
Advance Shares
NOTES PAYABLE
Common stock par value | $ / shares		$ 0.0001
Equity purchase facility
NOTES PAYABLE
Number of days following December 6, 2024 within which company is required to hold a special meeting of stockholders		90 days
Number of authorized share capital		250,000,000
Minimum cash balance | $		$ 500,000
Equity purchase facility | Roth CH Acquisition V Co
NOTES PAYABLE
Number of shares issued for conversion		550,000
Number of inducement shares issued		550,000
Equity purchase facility | Convertible Note
NOTES PAYABLE
Number of pre-paid advances issued | item		2
Aggregate amount of pre-paid advances note | $		$ 10,000,000
Conversion price | $ / shares			$ 10		$ 10
Mandatory minimum advances		0
Non-usage fee for not utilizing the commitment amount | $		$ 0
Accelerated purchase maximum amount - being the percentage of of the average daily trading volume over the five trading days before the notice date		400.00%
Accelerated purchase maximum amount - number of trading days before notice date		5 days
Regular purchase maximum advance amount - being the percentage of of the average daily trading volume over the five trading days before the notice date		100.00%
Regular purchase maximum advance amount - number of trading days before notice date		5 days
Percentage multiplier on market price		95.00%
Reduction of price per advance share		33.33%
Minimum percentage of floor price at which company is require to issue securities		120.00%
Floor price | $ / shares		$ 2
Equity purchase facility | First Pre-Paid Advance Note
NOTES PAYABLE
Aggregate amount of pre-paid advances note | $		$ 7,000,000
Number of shares issued for conversion		770,000
Conversion price | $ / shares		$ 10
Equity purchase facility | Second Pre-Paid Advance Note
NOTES PAYABLE
Aggregate amount of pre-paid advances note | $		$ 3,000,000					$ 3,000,000
Number of shares issued for conversion		330,000
Conversion price | $ / shares		$ 10
Equity purchase facility | Advance Shares
NOTES PAYABLE
Common stock par value | $ / shares		0.0001
Purchase price per share | $ / shares		$ 8.075
Equity purchase facility | Maximum
NOTES PAYABLE
Aggregate value of share issued | $		$ 75,000,000
Equity purchase facility | Maximum | Advance Shares
NOTES PAYABLE
Number of shares issued		866,873